Financial risk management - Net debt ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Gearing ratio
Loans and financing	$ 2,024,314	$ 1,508,557	$ 1,424,867
Derivative financial instruments	(5,106)	2,294	3,017
Lease liabilities	25,689	34,384
Cash and cash equivalents	(1,086,163)	(698,618)	(1,032,938)	$ (1,019,037)
Financial investments	(35,044)	(58,775)	(92,233)
Net debt	923,690	787,842	302,713
Net (loss) income for the year	(652,506)	(157,516)	93,142
Plus (less):
Depreciation and amortization	243,925	317,892	267,189
Net financial results	278,175	104,854	202,654
Income tax expense (benefit)	(24,152)	(58,364)	38,757
EBITDA	(154,558)	206,866	601,742
Impairment of non-current assets	557,497	142,133	3,283
Gains on sales of investments and other miscellaneous adjustments (i)			(233)
Adjusted EBITDA	$ 402,939	$ 348,999	$ 604,792
Leverage ratio	2.29	2.26	0.50